Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [Line Items]
Deferred tax liability (asset)	£ 3,965	£ 3,636	£ 3,557	£ 4,479
Deferred tax assets	423	390
(Credited)/charged to income statement	243	(1,084)
Net operating losses
Disclosure Of Income Taxes [Line Items]
Deferred tax liability (asset)	£ (423)	(390)
(Credited)/charged to income statement		£ 293